SUPPLEMENT DATED AUGUST 12, 2024
To the following variable annuity prospectus dated May 1, 2024:

Allianz Index Advantage® New York Variable Annuity Contract
issued on or after January 1, 2023

ISSUED BY
Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective August 13, 2024, the Allianz Index Advantage® New York Variable Annuity contract is no longer offered for sale.

PRO-003-0524
(INY-003)